Note 12 - Income Taxes - Income From Operations Before Income Tax Expense (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Domestic, equity method investee	¥ 5,503,750	¥ 6,460,898	¥ 5,407,802
Foreign, equity method investee	(76,590)	(267,564)	(268,810)
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES—(FORWARD)	5,427,160	6,193,334	5,138,992
Domestic, current	2,307,523	1,929,139	1,720,557
Foreign, current	11,700	5,277	(34,922)
Total, current	2,319,223	1,934,416	1,685,635
Domestic, deferred	(95,638)	255,992	181,088
Foreign, deferred	1,295	(6,877)	30,142
Total, deferred	¥ (94,343)	¥ 249,115	¥ 211,230